Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases
11	Leases

(a)	Capital leases

During the year ended March 31, 2014, the Company entered into capital lease obligations amounting to approximately $123,000 for two motor vehicles. During the year ended March 31, 2016, the Company entered into an additional capital lease obligation amounting to approximately $116,000 for one motor vehicle. During the year ended March 31, 2018, one capital lease obligation amounting to approximately $69,000 for a motor vehicle was fully repaid. During the year ended March 31, 2019, one capital lease obligation amounting to approximately $47,000 for another motor vehicle was fully repaid.

(b)	Operating leases

As of March 31, 2020, the Company leases two commercial units in Beijing and part of production facilities and machines in Xinxing under rental agreements to third parties. The Company will need to pay a cancellation fee of approximately $105,000 if the Company decides to terminate all the rental agreements before their expiry.

The Shenzhen factory is rented out to a third party from August 1, 2013 to August 1, 2019, and the rent terminated as at January 31, 2019. Part of the production facilities in Xinxing are rented out to various third parties up to February 13, 2026. Certain tenants have an option to early terminate their tenancy agreements. The expected future minimum rental payments to be received are as follows:

Year ending March 31,	$ in thousands

2021	105
105

The Company leases one office and one staff quarter in Shenzhen and one staff quarter in Xinxing. Operating lease assets and obligations are reflected within right-of-use asset, and lease liability, respectively, on the consolidated balance sheet.

The discount rate implicit within the leases is generally not determinable and therefore the Company determines the discount rate based on its incremental borrowing rate. The incremental borrowing rate for the leases is determined based on lease term and currency in which lease payments are made, adjusted for impacts of collateral. The weighted average discount rate used to measure the operating lease liabilities as of March 31, 2020 was 4.05%.

Year ended March 31, 2020	Office	Motor vehicle
	$ in thousands	$ in thousands
Assets
Right-of-use assets	300	—

Liabilities
Current portion of operating lease liabilities	87	5
Non-current portion of operating lease liabilities	213	—
	300	5

Maturities of lease liabilities were as follows:

Year ending March 31,	$ in thousands
2021	103
2022	103
2023	102
2024	21
329
Less: imputed interest	(29)
Total lease cost	300

Supplemental cash flow and other information related to leases is as follows:

March 31, 2020	$ in thousands

Total lease liabilities	300
Cash payment for amount included in the measurement of lease liabilities within operating cash flows	308
Weighted average remaining lease term (years)	3.125
Weighted average discount rate	4.05%